Net interest income	6 Months Ended
Jun. 30, 2024
Net interest income
Net interest income

2. Net interest income

	Half year ended
	30 June	30 June
	2024	2023
Continuing operations	£m	£m
Balances at central banks and loans to banks - amortised cost	2,070	1,722
Loans to customers - amortised cost	8,924	7,130
Other financial assets	1,296	630
Interest receivable	12,290	9,482

Balances with banks	695	402
Customer deposits	4,151	1,695
Other financial liabilities	1,575	1,345
Subordinated liabilities	237	221
Internal funding of trading businesses	224	93
Interest payable	6,882	3,756

Net interest income	5,408	5,726